Regulatory Capital Requirements - Summary of Actual Capital Amounts and Ratios (Details) $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Trustco Bank [Member]
Regulatory Capital Requirements [Abstract]
Tier 1 leverage capital (in Dollars)		$ 513,719	$ 652,668
Tier 1 leverage ratio, ratio		0.08058	0.10618
Tier 1 leverage ratio, well capitalized	[1]	0.05	0.05
Tier 1 leverage ratio, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.04	0.04
Common equity Tier 1 capital (in Dollars)		$ 513,719	$ 652,668
Common equity Tier 1 capital, ratio		0.13981	0.18542
Common equity Tier 1 capital, well capitalized	[1]	0.065	0.065
Common equity Tier 1 capital, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.07	0.07
Tier 1 risk-based capital (in Dollars)		$ 513,719	$ 652,668
Tier 1 risk-based capital, ratio		0.13981	0.18542
Tier 1 risk-based capital, well capitalized	[1]	0.08	0.08
Tier 1 risk-based capital, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.085	0.085
Total risk-based capital (in Dollars)		$ 559,750	$ 696,767
Total risk-based capital, ratio		0.15234	0.19795
Total risk-based capital, well capitalized	[1]	0.10	0.10
Total risk-based capital, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.105	0.105
TrustCo Bank Corp NY [Member]
Regulatory Capital Requirements [Abstract]
Tier 1 leverage capital (in Dollars)		$ 676,012	$ 679,651
Tier 1 leverage ratio, ratio		0.10601	0.11054
Tier 1 leverage ratio, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.04	0.04
Common equity Tier 1 capital (in Dollars)		$ 676,012	$ 679,651
Common equity Tier 1 capital, ratio		0.18393	0.19303
Common equity Tier 1 capital, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.07	0.07
Tier 1 risk-based capital (in Dollars)		$ 676,012	$ 679,651
Tier 1 risk-based capital, ratio		0.18393	0.19303
Tier 1 risk-based capital, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.085	0.085
Total risk-based capital (in Dollars)		$ 722,055	$ 723,762
Total risk-based capital, ratio		0.19646	0.20556
Total risk-based capital, minimum for capital adequacy Plus capital conversion buffer	[1],[2]	0.105	0.105

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
[2]	The December 31, 2025 and 2024 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.